Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 57,230
Financial liabilities	25,619
Financial liabilities	82,849
Trade payables	21,456	$ 23,762
Other current liabilities	13,179	13,731
Total Financial liabilities	117,484	$ 139,731
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	7,872
Financial liabilities	5,088
Financial liabilities	12,960
Trade payables	21,456
Other current liabilities	13,179
Total Financial liabilities	47,595
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	26,412
Financial liabilities	19,947
Financial liabilities	46,359
Total Financial liabilities	46,359
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	22,946
Financial liabilities	584
Financial liabilities	23,530
Total Financial liabilities	$ 23,530